Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-cash financing and investing activities
IPR&D asset recognized resulting from equity issued to Amgen & MTPC shareholders	€ 83,160
Derivative earnout obligation assumed on closing	6,633
Conversion of convertible debt to equity		€ 11,667
Equity issued to FLAC shareholders in excess of proceeds received	€ 56,913